Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 95,823	$ 78,676	$ 175,844	$ 144,593	$ 329,968	$ 252,803	$ 196,576
Operating income (loss)	12,034	13,584	25,310	22,967	60,433	40,626	16,105
Depreciation and amortization	2,687	2,526	5,296	4,984	10,089	9,788	10,001
Direct-to-Consumer North America [Member]
Segment Reporting Information [Line Items]
Net sales	41,914	33,957	76,302	60,083	143,809	106,942	82,399
Operating income (loss)	13,556	10,145	22,811	16,590	44,650	27,610	11,489
Depreciation and amortization	1,442	1,345	2,784	2,644	5,318	5,323	5,697
Direct-to-Consumer International [Member]
Segment Reporting Information [Line Items]
Net sales	3,896	3,862	7,125	7,245	16,198	13,102	13,440
Operating income (loss)	(107)	276	(397)	396	973	613	(699)
Depreciation and amortization	190	292	419	606	1,154	1,232	1,233
Indirect-to-Consumer North America [Member]
Segment Reporting Information [Line Items]
Net sales	23,639	19,166	40,695	35,899	79,036	62,866	49,607
Operating income (loss)	8,626	6,311	15,118	12,362	29,195	23,576	15,808
Depreciation and amortization	212	121	381	232	518	398	456
Indirect-to-consumer International [Member]
Segment Reporting Information [Line Items]
Net sales	26,374	21,691	51,722	41,366	90,925	69,893	51,130
Operating income (loss)	8,230	6,349	16,324	12,292	26,037	21,874	15,090
Depreciation and amortization	523	468	1,076	903	1,890	1,645	1,518
Unallocated Amounts [Member]
Segment Reporting Information [Line Items]
Net sales	0	0	0	0	0	0	0
Operating income (loss)	(18,271)	(9,497)	(28,546)	(18,673)	(40,422)	(33,047)	(25,583)
Depreciation and amortization	$ 320	$ 300	$ 636	$ 599	$ 1,209	$ 1,190	$ 1,097